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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2006
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    Suite 150
          ----------------------------------------------------------
            6200 The Corners Parkway
          ----------------------------------------------------------
            Norcross, Georgia  30092
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        August 8, 2006
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        66
                                             ----------------------------

Form 13F Information Table Value Total:      $ 111,549
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   September 30, 2005


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None

      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----

ABBOTT LABORATORIES              COM    002824100      384       8800 SH             Sole                    8800
AEROPOSTALE, INC.                COM    007865108     4206     145600 SH             Sole                  145600
ALTRIA GROUP, INC.               COM    02209s103     2537      34550 SH             Sole                   34550
AMERADA HESS                     COM    42809h107      254       4800 SH             Sole                    4800
ANHEUSER BUSCH COS INC           COM    035229103      383       8400 SH             Sole                    8400
ARCHER DANIELS MIDLAND CO.       COM    039483102      330       8000 SH             Sole                    8000
BANKATLANTIC BANCORP INC-A       COM    065908501      254      17100 SH             Sole                   17100
BOSTON SCIENTIFIC CORP.          COM    101137107      168      10000 SH             Sole                   10000
CAMPBELL SOUP COMPANY            COM    134429109     3778     101800 SH             Sole                  101800
CATERPILLAR INC DEL COM          COM    149123101      313       4200 SH             Sole                    4200
CBS CORP. CL B                   COM    124857202     2234      82600 SH             Sole                   82600
CITIGROUP INC. COM               COM    172967101     3672      76100 SH             Sole                   76100
COACH, INC.                      COM    189754104      260       8700 SH             Sole                    8700
CYBEX INTERNATIONAL INC.         COM    23252e106       81      12500 SH             Sole                   12500
DEAN FOODS                       COM    242370104      298       8000 SH             Sole                    8000
EXELON CORP.                     COM    30161n101     3955      69600 SH             Sole                   69600
FLOW INT'L                       COM    343468104     2897     205900 SH             Sole                  205900
GLOBAL SANTAFE CORP.             COM    g3930e101      271       4700 SH             Sole                    4700
GOL LINHAS AERES INTL-ADR        COM    38045r107     2045      57600 SH             Sole                   57600
GOOGLE, INC.                     COM    38259p508      964       2300 SH             Sole                    2300
HALLIBURTON CO                   COM    406216101      223       3000 SH             Sole                    3000
HEWLETT-PACKARD CO.              COM    428236103     1812      57200 SH             Sole                   57200
HONEYWELL INC                    COM    438516106     2092      51900 SH             Sole                   51900
ITRON INC.                       COM    465741106      453       7650 SH             Sole                    7650
JOHNSON & JOHNSON                COM    478160104     1607      26825 SH             Sole                   26825
JOY GLOBAL, INC.                 COM    481165108      313       6000 SH             Sole                    6000
LAMAR ADVERTISING                COM    512815101     2828      52500 SH             Sole                   52500
LOCKHEED MARTIN                  COM    539830109      287       4000 SH             Sole                    4000
MARKEL CORP.                     COM    570535104      312        900 SH             Sole                     900
MATRIX SERVICE CO                COM    576853105     1813     158500 SH             Sole                  158500
METLIFE INC.                     COM    59156r108     1577      30800 SH             Sole                   30800
MGI PHARMA, INC.                 COM    552880106     4706     218900 SH             Sole                  218900
MITSUBISHI TOKYO FINAN ADR       COM    606822104      169      12100 SH             Sole                   12100
MURPHY OIL CORP.                 COM    626717102      402       7200 SH             Sole                    7200
NASDAQ 100                       COM    631100104     4191     108100 SH             Sole                  108100
NEKTAR THERAPUTICS               COM    640268108      257      14000 SH             Sole                   14000
NEWELL COMPANY                   COM    651229106     3080     119250 SH             Sole                  119250
NEWMONT MINING CORP.             COM    651639106      450       8500 SH             Sole                    8500
NOMURA HOLDINGS ADR              COM    65535h208      226      12000 SH             Sole                   12000
OSI PHARMACEUTICALS              COM    671040103     2558      77600 SH             Sole                   77600
PEPSICO INC.                     COM    713448108     5293      88150 SH             Sole                   88150
PG&E CORP.                       COM    69331c108     2092      53250 SH             Sole                   53250
PPL CORP.                        COM    69351t106     3634     112500 SH             Sole                  112500
PROCTOR & GAMBLE                 COM    742718109     4881      87782 SH             Sole                   87782
PROGRESSIVE CORP.                COM    743315103      386      15000 SH             Sole                   15000
REGEN BIOLOGICS INC.             COM    75884m104      126     183100 SH             Sole                  183100
REPUBLIC SERVICES                COM    760759100     6581     163150 SH             Sole                  163150
S&P 500 DEPOSITARY RECEIPT       COM    78462f103    12519      98400 SH             Sole                   98400
SAFEWAY INC                      COM    786514208      941      36200 SH             Sole                   36200
SCHLUMBERGER LTD.                COM    806857108      247       3800 SH             Sole                    3800
SIGMA-ALDRICH CORPORATION        COM    826552101      218       3000 SH             Sole                    3000
SMITHFIELD FOODS INC.            COM    832248108     2107      73100 SH             Sole                   73100
ST. JUDE MEDICAL                 COM    790849103      292       9000 SH             Sole                    9000
STREETTRACKS GOLD TRUST          COM    863307104      980      16000 SH             Sole                   16000
SUMTOTAL SYSTEMS INC.            COM    866615107      841     134100 SH             Sole                  134100
TALEO CORP-CL A                  COM    87424n104      248      21000 SH             Sole                   21000
TAM SA-SPONSORED ADR             COM    87484d103      261       9600 SH             Sole                    9600
TANOX, INC.                      COM    87588q109     3547     256500 SH             Sole                  256500
TURBOCHEF TECHNOLOGIES INC.      COM    900006206     5717     514100 SH             Sole                  514100
VARIAN MEDICAL SYSTEMS           COM    92220p105      473      10000 SH             Sole                   10000
VERIZON COMMUNICATIONS           COM    92343v104      315       9400 SH             Sole                    9400
WAUSAU PAPER CORP.               COM    943315101      163      13100 SH             Sole                   13100
WILLIAMS COS, INC.               COM    969457100      206       8800 SH             Sole                    8800
ZYMOGENETICS INC.                COM    98985t109      247      13000 SH             Sole                   13000
iSHARES MSCI JAPAN               COM    464286848      273      20000 SH             Sole                   20000
DRL PUTS 8/19/2006 10.00         PUT    25811p8tb      321        945 SH     PUT     Sole                     945


REPORT SUMMARY                 66 DATA RECORDS   111549               1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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